RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Trade payables (Note 15)	Rp 2,489,000,000,000	Rp 2,460,000,000,000
Total trade payables	2,489,000,000,000	2,460,000,000,000
% of total liabilities	2.79	2.83
Ministry of Finance
Transactions with related parties
Trade payables (Note 15)	2,000,000,000	29,000,000,000
% of total liabilities	0.00	0.03
Entities under common control
Transactions with related parties
Trade payables (Note 15)	1,912,000,000,000	1,894,000,000,000
% of total liabilities	2.15	2.19
MoCI
Transactions with related parties
Trade payables (Note 15)	1,477,000,000,000	1,561,000,000,000
% of total liabilities	1.66	1.81
Indosat
Transactions with related parties
Trade payables (Note 15)	122,000,000,000	225,000,000,000
% of total liabilities	0.14	0.26
Others
Transactions with related parties
Trade payables (Note 15)	313,000,000,000	108,000,000,000
% of total liabilities	0.35	0.12
Other related entities
Transactions with related parties
Trade payables (Note 15)	538,000,000,000	490,000,000,000
% of total liabilities	0.60	0.56
Kopegtel
Transactions with related parties
Trade payables (Note 15)	279,000,000,000	206,000,000,000
% of total liabilities	0.31	0.24
Others
Transactions with related parties
Trade payables (Note 15)	259,000,000,000	284,000,000,000
% of total liabilities	0.29	0.32
Associated companies
Transactions with related parties
Trade payables (Note 15)	37,000,000,000	47,000,000,000
% of total liabilities	Rp 0.04	Rp 0.05